UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-21484

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:	Calamos Strategic Total Return Fund

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court Naperville, Illinois 60563-2787

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P. Calamos, Sr., Founder, Chairman and Global Chief Investment Officer Calamos Advisors LLC, 2020 Calamos Court, Naperville, Illinois 60563-2787

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200

DATE OF FISCAL YEAR END: October 31, 2018

DATE OF REPORTING PERIOD: January 31, 2018

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CORPORATE BONDS (19.3%)
	Consumer Discretionary (3.1%)
759,000	AV Homes, Inc. 6.625%, 05/15/22	$794,092
1,118,000	Beverages & More, Inc.* 11.500%, 06/15/22	1,057,555
	CCO Holdings, LLC / CCO Holdings Capital Corp.*
2,105,000	5.125%, 05/01/27^	2,055,490
443,000	5.000%, 02/01/28	428,879
877,000	Cedar Fair, LP* 5.375%, 04/15/27	918,539
	Century Communities, Inc.
1,534,000	6.875%, 05/15/22	1,596,442
1,359,000	5.875%, 07/15/25	1,381,193
1,272,000	CRC Escrow Issuer, LLC*^ 5.250%, 10/15/25	1,269,787
2,982,000	Dana Financing Luxembourg Sarl* 6.500%, 06/01/26	3,236,394
	DISH DBS Corp.
3,096,000	5.875%, 11/15/24^	2,942,702
1,956,000	6.750%, 06/01/21	2,050,944
2,429,000	Eldorado Resorts, Inc. 6.000%, 04/01/25	2,543,503
1,171,000	GameStop Corp.*^µ 6.750%, 03/15/21	1,213,226
1,868,000	goeasy, Ltd.*µ 7.875%, 11/01/22	1,993,819
662,000	Guitar Center, Inc.* 6.500%, 04/15/19	648,307
1,188,000	Horizon Pharma, Inc. / Horizon Pharma USA, Inc.* 8.750%, 11/01/24	1,303,848
4,297,000	L Brands, Inc.µ 6.875%, 11/01/35	4,415,769
1,052,000	Lions Gate Entertainment Corp.* 5.875%, 11/01/24	1,120,685
1,136,000	M/I Homes, Inc. 5.625%, 08/01/25	1,159,038
2,447,000	Mattel, Inc.*^ 6.750%, 12/31/25	2,482,579
276,000	Mclaren Finance, PLC* 5.750%, 08/01/22	284,854
	Meritage Homes Corp.
2,877,000	7.000%, 04/01/22	3,249,457
2,192,000	7.150%, 04/15/20	2,381,882
1,228,000	Penske Automotive Group, Inc. 5.500%, 05/15/26	1,257,319
	PetSmart, Inc.*
842,000	5.875%, 06/01/25	651,131
232,000	8.875%, 06/01/25^	147,610
	Rite Aid Corp.^
2,649,000	7.700%, 02/15/27	2,373,782
1,842,000	6.125%, 04/01/23*	1,720,824
6,672,000	Royal Caribbean Cruises, Ltd.µ 7.500%, 10/15/27	8,404,185
2,377,000	Salem Media Group, Inc.* 6.750%, 06/01/24	2,344,506
1,761,000	Sally Holdings, LLC / Sally Capital, Inc.^µ 5.625%, 12/01/25	1,756,545
2,236,000	SFR Group, SA*^ 7.375%, 05/01/26	2,202,113
PRINCIPAL AMOUNT		VALUE
1,315,000	Sotheby’s* 4.875%, 12/15/25	$1,291,317
263,000	VOC Escrow , Ltd.* 5.000%, 02/15/28	262,884
1,860,000	ZF North America Capital, Inc.*µ 4.750%, 04/29/25	1,920,822
		64,862,022

	Consumer Staples (0.6%)
1,258,000	Albertsons Companies, LLC / Safeway, Inc. / New Albertson’s, Inc. / Albertson’s, LLC^ 5.750%, 03/15/25	1,127,470
1,886,000	Fresh Market, Inc.*^ 9.750%, 05/01/23	1,322,558
	JBS USA LUX SA / JBS USA Finance, Inc.*
4,122,000	5.750%, 06/15/25^	4,086,221
1,754,000	7.250%, 06/01/21	1,792,307
1,285,000	8.250%, 02/01/20	1,292,729
	New Albertson’s, Inc.
925,000	7.450%, 08/01/29^	815,448
588,000	8.000%, 05/01/31	526,810
373,000	7.750%, 06/15/26	339,085
	Pilgrim’s Pride Corp.*
259,000	5.750%, 03/15/25	262,955
189,000	5.875%, 09/30/27	189,969
	Post Holdings, Inc.*^
1,254,000	5.750%, 03/01/27	1,262,151
263,000	5.625%, 01/15/28	262,684
		13,280,387

	Energy (2.7%)
1,166,000	Bill Barrett Corp. 7.000%, 10/15/22	1,190,049
1,294,000	Buckeye Partners, LP‡ 6.375%, 01/22/78 3 mo. USD LIBOR + 4.02%	1,321,536
2,105,000	Calfrac Holdings, LP* 7.500%, 12/01/20	2,112,894
1,403,000	California Resources Corp.* 8.000%, 12/15/22	1,182,904
1,834,000	Carrizo Oil & Gas, Inc.^ 6.250%, 04/15/23	1,898,768
1,272,000	Chesapeake Energy Corp.* 8.000%, 01/15/25	1,286,908
259,000	CONSOL Energy, Inc.* 11.000%, 11/15/25	279,035
254,000	Crown Rock, LP / Crown Rock Finance, Inc.* 5.625%, 10/15/25	257,351
2,149,000	DCP Midstream Operating, LP*‡ 5.850%, 05/21/43 3 mo. USD LIBOR + 3.85%	2,066,092
496,000	DCP Midstream, LP^‡ 7.375%, 12/15/22 3 mo. USD LIBOR + 5.15%	510,917
452,000	Diamond Offshore Drilling, Inc. 7.875%, 08/15/25	479,787
	Energy Transfer Equity, LPµ
1,886,000	5.500%, 06/01/27	1,992,163
504,000	5.875%, 01/15/24	547,314
3,012,000	Energy Transfer Partners, LPµ‡ 4.791%, 11/01/66 3 mo. USD LIBOR + 3.02%	2,701,387

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
	Genesis Energy, LP / Genesis Energy Finance Corp.
1,329,000	6.500%, 10/01/25^	$1,355,128
1,315,000	6.250%, 05/15/26	1,314,724
	Gulfport Energy Corp.
947,000	6.000%, 10/15/24^	956,593
877,000	6.375%, 05/15/25	891,953
2,530,000	Halcon Resources Corp. 6.750%, 02/15/25	2,675,475
482,000	Lonestar Resources America, Inc.* 11.250%, 01/01/23	502,102
785,000	Moss Creek Resources Holdings, Inc.* 7.500%, 01/15/26	817,338
3,043,000	MPLX, LPµ 4.875%, 06/01/25	3,237,387
132,000	Nabors Industries, Inc.*µ 5.750%, 02/01/25	129,992
895,000	Oasis Petroleum, Inc.^ 6.500%, 11/01/21	916,328
1,315,000	Par Petroleum, LLC / Petroleum Finance Corp.* 7.750%, 12/15/25	1,320,996
1,333,000	PDC Energy, Inc.* 5.750%, 05/15/26	1,363,726
1,315,000	Plains All American Pipeline, LP^µ‡ 6.125%, 11/15/22 3 mo. USD LIBOR + 4.11%	1,324,994
1,359,000	QEP Resources, Inc.^µ 5.625%, 03/01/26	1,393,070
5,700,000	SEACOR Holdings, Inc. 7.375%, 10/01/19	5,898,388
2,504,000	SESI, LLC*^ 7.750%, 09/15/24	2,697,309
496,000	SM Energy Company^ 6.750%, 09/15/26	518,136
943,000	Southwestern Energy Company^ 7.500%, 04/01/26	988,405
855,000	Sunoco, LP / Sunoco Finance Corp.* 5.500%, 02/15/26	872,810
1,241,000	Transocean, Inc.* 7.500%, 01/15/26	1,293,209
1,272,000	Vine Oil & Gas, LP / Vine Oil & Gas Finance Corp.* 8.750%, 04/15/23	1,280,910
1,559,583	W&T Offshore, Inc.*
	8.500%, 06/15/21
	10.000% PIK rate	1,304,459
2,456,000	Weatherford International, Ltd.^ 8.250%, 06/15/23	2,602,844
1,359,000	Whiting Petroleum Corp.*^ 6.625%, 01/15/26	1,390,767
1,605,000	WildHorse Resource Development Corp. 6.875%, 02/01/25	1,665,549
		56,539,697

	Financials (2.7%)
2,741,000	Acrisure, LLC / Acrisure Finance, Inc.*^ 7.000%, 11/15/25	2,735,491
3,612,000	Ally Financial, Inc. 8.000%, 11/01/31	4,613,084
PRINCIPAL AMOUNT		VALUE
2,390,000	Ardonagh Midco 3, PLC* 8.625%, 07/15/23	$2,493,535
1,842,000	AssuredPartners, Inc.* 7.000%, 08/15/25	1,896,026
2,587,000	Charles Schwab Corp.µ‡ 5.000%, 12/01/27 3 mo. USD LIBOR + 2.58%	2,560,328
263,000	Citadel, LP*µ 5.375%, 01/17/23	272,818
	CyrusOne, LP / CyrusOne Finance Corp.µ
903,000	5.375%, 03/15/27	940,452
254,000	5.000%, 03/15/24	262,061
2,350,000	Dell International, LLC / EMC Corp.*µ 6.020%, 06/15/26	2,573,191
1,315,000	Discover Financial Servicesµ‡ 5.500%, 10/30/27 3 mo. USD LIBOR + 3.08%	1,337,467
1,710,000	Equinix, Inc. 5.375%, 05/15/27	1,796,269
535,000	Greystar Real Estate Partners, LLC* 5.750%, 12/01/25	552,529
877,000	HUB International, Ltd.* 7.875%, 10/01/21	912,628
1,798,000	ILFC E-Capital Trust II*‡ 4.620%, 12/21/65 3 mo. USD LIBOR + 1.80%	1,766,535
1,579,000	Iron Mountain, Inc.*^µ 5.250%, 03/15/28	1,534,393
	Jefferies Finance, LLC*
5,284,000	7.375%, 04/01/20	5,392,533
2,280,000	7.250%, 08/15/24	2,369,935
1,052,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.*µ 5.250%, 10/01/25	1,054,667
868,000	Level 3 Financing, Inc. 5.375%, 05/01/25	870,934
1,408,000	LPL Holdings, Inc.* 5.750%, 09/15/25	1,437,843
1,579,000	MetLife, Inc.µ 6.400%, 12/15/66	1,805,318
2,478,000	Nationstar Mortgage, LLC / Nationstar Capital Corp. 6.500%, 07/01/21	2,512,506
	Navient Corp.^
1,666,000	6.750%, 06/25/25	1,748,067
504,000	6.500%, 06/15/22	532,390
991,000	NexBank Capital, Inc.*‡& 6.375%, 09/30/27 3 mo. USD LIBOR + 4.59%	1,004,527
1,425,000	Oil Insurance, Ltd.*‡ 4.677%, 03/05/18 3 mo. USD LIBOR + 2.98%	1,386,440
3,727,000	Quicken Loans, Inc.*^µ 5.750%, 05/01/25	3,810,354
509,000	Radian Group, Inc.µ 4.500%, 10/01/24	512,942
	Springleaf Finance Corp.
1,644,000	8.250%, 10/01/23^	1,820,656
438,000	5.625%, 03/15/23	439,327
561,000	Towne Bank‡ 4.500%, 07/30/27 3 mo. USD LIBOR + 2.55%	571,440

See accompanying Notes to Schedule of Investments

Strategic Total Return Fund
SCHEDULE OF INVESTMENTS JANUARY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
2,565,000	Tronox Finance, PLC*^ 5.750%, 10/01/25	$2,633,614
263,000	VEREIT Operating Partnership, LP^ 3.950%, 08/15/27	254,955
		56,405,255
	Health Care (2.8%)
4,894,000	Acadia Healthcare Company, Inc. 6.500%, 03/01/24	5,132,583
	Community Health Systems, Inc.^
5,512,000	7.125%, 07/15/20	4,824,240
544,000	8.000%, 11/15/19	510,468
3,872,000	DaVita, Inc. 5.125%, 07/15/24	3,904,815
1,114,000	Endo International, PLC* 7.250%, 01/15/22	975,374
2,521,000	Endo, Ltd.* 6.000%, 07/15/23	1,981,783
2,280,000	Greatbatch, Ltd.* 9.125%, 11/01/23	2,483,068
	HCA, Inc.
7,218,000	5.875%, 05/01/23^	7,747,188
1,272,000	7.500%, 11/06/33	1,418,986
995,000	5.375%, 02/01/25^	1,018,437
1,272,000	Magellan Health, Inc.µ 4.400%, 09/22/24	1,272,821
1,855,000	Mallinckrodt International Finance, SA / Mallinckrodt CB, LLC*^ 5.625%, 10/15/23	1,588,715
272,000	Team Health Holdings, Inc.*^ 6.375%, 02/01/25	254,064
2,556,000	Teleflex, Inc.µ 5.250%, 06/15/24	2,658,917
	Tenet Healthcare Corp.^
3,157,000	6.750%, 06/15/23	3,118,437
2,171,000	5.125%, 05/01/25*	2,168,069
2,210,000	Teva Pharmaceutical Finance Company, BVµ 2.950%, 12/18/22	2,018,205
1,814,000	Teva Pharmaceutical Finance IV, BVµ 3.650%, 11/10/21	1,757,884
482,000	Teva Pharmaceutical Finance IV, LLCµ 2.250%, 03/18/20	468,593
1,381,000	Teva Pharmaceutical Finance Netherlands III, BV^ 2.200%, 07/21/21	1,287,796
	Valeant Pharmaceuticals International, Inc.*
9,252,000	7.250%, 07/15/22^	9,196,257
2,631,000	9.000%, 12/15/25	2,709,851
1,272,000	West Street Merger Sub, Inc.*^ 6.375%, 09/01/25	1,289,007
		59,785,558
	Industrials (2.0%)
1,140,000	ACCO Brands Corp.* 5.250%, 12/15/24	1,164,128
	Allison Transmission, Inc.*µ
1,140,000	4.750%, 10/01/27	1,137,509
333,000	5.000%, 10/01/24	336,705
513,000	American Woodmark Corp.* 4.875%, 03/15/26	514,924

PRINCIPAL AMOUNT		VALUE
1,228,000	ARD Securities Finance SARL*^ 8.750%, 01/31/23 8.750% PIK rate	$1,270,538
1,298,000	Beacon Escrow Corp.* 4.875%, 11/01/25	1,294,885
1,342,000	Bombardier, Inc.* 7.500%, 12/01/24	1,412,891
754,000	Catalent Pharma Solutions, Inc.* 4.875%, 01/15/26	754,724
	Covanta Holding Corp.
745,000	5.875%, 03/01/24	763,498
237,000	5.875%, 07/01/25	241,027
1,267,000	Delphi Technologies, PLC* 5.000%, 10/01/25	1,266,341
1,280,000	Fly Leasing, Ltd.^ 5.250%, 10/15/24	1,286,822
259,000	FXI Holdings, Inc.* 7.875%, 11/01/24	258,773
1,846,000	Garda World Security Corp.* 7.250%, 11/15/21	1,893,415
3,710,000	Golden Nugget, Inc.* 6.750%, 10/15/24	3,840,147
855,000	Great Lakes Dredge & Dock Corp. 8.000%, 05/15/22	900,507
1,605,000	H&E Equipment Services, Inc.* 5.625%, 09/01/25	1,666,656
224,000	Hertz Corp.* 7.625%, 06/01/22	234,593
	Icahn Enterprises, LPµ
1,315,000	6.375%, 12/15/25*	1,339,610
1,113,000	6.750%, 02/01/24 IHO Verwaltungs GmbH*	1,159,446
526,000	4.500%, 09/15/23 5.250% PIK rate	534,732
526,000	4.125%, 09/15/21 4.875% PIK rate	534,837
526,000	James Hardie International Finance, Ltd.*µ 4.750%, 01/15/25	533,201
1,272,000	Jeld-Wen, Inc.* 4.625%, 12/15/25	1,274,639
667,000	JPW Industries Holding Corp.* 9.000%, 10/01/24	701,797
1,637,000	Meritor, Inc. 6.250%, 02/15/24	1,720,864
263,000	Multi-Color Corp.* 4.875%, 11/01/25	264,216
1,842,000	Navistar International Corp.* 6.625%, 11/01/25	1,933,842
	Park Aerospace Holdings, Ltd.*^
895,000	5.500%, 02/15/24	887,236
741,000	4.500%, 03/15/23	714,709
1,802,000	Park-Ohio Industries, Inc.^ 6.625%, 04/15/27	1,934,771
1,159,000	Scientific Games International, Inc.* 5.000%, 10/15/25	1,162,483
864,000	Tennant Company* 5.625%, 05/01/25	902,845
132,000	Trident Merger Sub, Inc.* 6.625%, 11/01/25	133,150
263,000	TriMas Corp.* 4.875%, 10/15/25	265,854
	United Continental Holdings, Inc.
2,017,000	6.375%, 06/01/18	2,041,597
750,000	4.250%, 10/01/22µ	755,033

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
2,078,000	United Rentals North America, Inc.^µ 4.875%, 01/15/28	$2,079,787
658,000	Waste Pro USA, Inc.* 5.500%, 02/15/26	670,183
592,000	WESCO Distribution, Inc. 5.375%, 06/15/24	609,494
		42,392,409

	Information Technology (1.5%)
2,475,000	Alliance Data Systems Corp.*^ 5.875%, 11/01/21	2,544,597
	Amkor Technology, Inc.
2,701,000	6.375%, 10/01/22^	2,785,919
2,654,000	6.625%, 06/01/21	2,691,939
	Cardtronics, Inc.
1,605,000	5.125%, 08/01/22	1,561,256
1,289,000	5.500%, 05/01/25*	1,202,882
1,153,000	CBS Radio, Inc.* 7.250%, 11/01/24	1,212,512
1,182,000	CDK Global, Inc.*µ 4.875%, 06/01/27	1,187,419
709,000	CDW, LLC / CDW Finance Corp. 5.000%, 09/01/23	728,320
2,574,000	Clear Channel Worldwide Holdings, Inc.^ 7.625%, 03/15/20	2,545,688
1,706,000	CommScope Technologies, LLC* 6.000%, 06/15/25	1,799,804
6,841,000	First Data Corp. - Class A*^ 7.000%, 12/01/23	7,224,678
1,315,000	Harland Clarke Holdings Corp.* 8.375%, 08/15/22	1,371,657
	Nuance Communications, Inc.µ
1,140,000	6.000%, 07/01/24	1,208,845
1,052,000	5.625%, 12/15/26	1,090,356
1,272,000	TTM Technologies, Inc.* 5.625%, 10/01/25	1,309,689
890,000	VFH Parent, LLC* 6.750%, 06/15/22	936,387
		31,401,948

	Materials (1.1%)
1,828,000	AK Steel Corp.^ 6.375%, 10/15/25	1,813,650
1,609,000	Alcoa Nederland Holding, BV*µ 7.000%, 09/30/26	1,784,711
3,508,000	ArcelorMittal, SA^µ 7.500%, 10/15/39	4,531,897
1,206,000	Arconic, Inc.^µ 5.125%, 10/01/24	1,273,512
2,368,000	Ardagh Packaging Finance, PLC / Ardagh Holdings USA, Inc.* 6.000%, 02/15/25	2,452,218
	First Quantum Minerals, Ltd.*
690,000	7.000%, 02/15/21	714,343
351,000	7.250%, 04/01/23	372,576
	Freeport-McMoRan, Inc.^
1,517,000	4.550%, 11/14/24	1,541,424
478,000	3.550%, 03/01/22	474,496
1,403,000	INEOS Group Holdings, SA*^ 5.625%, 08/01/24	1,442,565
640,000	Kinross Gold Corp.*µ 4.500%, 07/15/27	645,568
640,000	New Gold, Inc.* 6.375%, 05/15/25	679,078

PRINCIPAL AMOUNT		VALUE
3,512,000	PBF Holding Company, LLC / PBF Finance Corp.^ 7.250%, 06/15/25	$3,710,410
2,552,000	United States Steel Corp.^ 6.875%, 08/15/25	2,680,736
132,000	Warrior Met Coal, Inc.* 8.000%, 11/01/24	139,166
		24,256,350
	Real Estate (0.2%)
1,024,000	Crescent Communities, LLC/Crescent Ventures, Inc.* 8.875%, 10/15/21	1,090,212
2,122,000	MPT Operating Partnership, LP / MPT Finance Corp.^µ 5.000%, 10/15/27	2,107,592
1,315,000	Starwood Property Trust, Inc.*µ 4.750%, 03/15/25	1,303,349
		4,501,153

	Telecommunication Services (2.1%)
833,000	Altice Financing, SA*^ 7.500%, 05/15/26	866,916
	Altice Luxembourg, SA*
526,000	7.750%, 05/15/22	504,960
526,000	7.625%, 02/15/25^	483,381
1,403,000	Altice US Finance I Corp.*µ 5.500%, 05/15/26	1,436,006
26,000	Block Communications, Inc.* 6.875%, 02/15/25	27,168
1,237,000	CB Escrow Corp.* 8.000%, 10/15/25	1,248,634
855,000	CenturyLink, Inc.^ 7.500%, 04/01/24	861,519
4,420,000	CSC Holdings, LLC*^µ 5.500%, 04/15/27	4,483,935
4,574,000	Embarq Corp.µ 7.995%, 06/01/36	4,453,452
	Frontier Communications Corp.
4,398,000	7.625%, 04/15/24^	2,909,343
1,359,000	11.000%, 09/15/25	1,064,967
1,337,000	8.500%, 04/15/20^	1,307,867
1,009,000	Hughes Satellite Systems Corp. 6.625%, 08/01/26	1,069,474
	Intelsat Jackson Holdings, SA
1,995,000	9.750%, 07/15/25*	1,840,986
1,337,000	7.500%, 04/01/21^	1,142,948
820,000	8.000%, 02/15/24*	862,062
1,245,000	Qwest Corp.µ 6.875%, 09/15/33	1,215,431
522,000	SBA Communications Corp.* 4.000%, 10/01/22	515,689
	Sprint Corp.
5,139,000	7.125%, 06/15/24	5,216,548
4,718,000	7.875%, 09/15/23^	4,996,008
	T-Mobile USA, Inc.µ
1,951,000	6.625%, 04/01/23	2,028,357
789,000	4.750%, 02/01/28^	792,495
2,442,000	United States Cellular Corp.µ 6.700%, 12/15/33	2,585,980
	Windstream Services, LLC
1,387,000	8.625%, 10/31/25*	1,297,684
740,000	7.750%, 10/01/21	559,999
139,000	7.750%, 10/15/20^	119,285
		43,891,094

See accompanying Notes to Schedule of Investments

Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
	Utilities (0.5%)
2,543,000	AES Corp.µ 7.375%, 07/01/21	$2,838,166
2,324,000	Dynegy, Inc.*^ 8.125%, 01/30/26	2,563,535
	NRG Energy, Inc.^
1,763,000	6.625%, 01/15/27	1,868,709
576,000	5.750%, 01/15/28*	577,394
916,000	PPL Capital Funding, Inc.^µ‡ 4.358%, 03/30/67 3 mo. USD LIBOR + 2.67%	910,802
820,000	Talen Energy Supply, LLC*^ 10.500%, 01/15/26	827,974
1,315,000	TerraForm Power Operating, LLC* 5.000%, 01/31/28	1,297,254
		10,883,834

	TOTAL CORPORATE BONDS (Cost $404,203,620)	408,199,707

CONVERTIBLE BONDS (14.4%)

	Consumer Discretionary (3.8%)
7,300,000	DISH Network Corp.^ 3.375%, 08/15/26	7,734,350
4,429,000	Liberty Expedia Holdings, Inc.*^ 1.000%, 06/30/47	4,492,933
	Liberty Interactive, LLC
7,385,000	1.750%, 09/30/46*	9,125,497
5,182,477	4.000%, 11/15/29	3,672,225
3,035,000	3.750%, 02/15/30	2,127,216
	Liberty Media Corp.
15,900,000	2.250%, 09/30/46^	16,764,165
7,750,000	1.375%, 10/15/23	9,641,581
3,640,000	Marriott Vacations Worldwide Corp.* 1.500%, 09/15/22	4,299,586
9,000,000	Priceline Group, Inc. 0.350%, 06/15/20	13,407,750
7,800,000	Tesla, Inc. 2.375%, 03/15/22	9,754,524
		81,019,827

	Energy (0.7%)
8,850,000	Nabors Industries, Inc.*^ 0.750%, 01/15/24	7,123,586
1,521,000	Oil States International, Inc.* 1.500%, 02/15/23	1,559,345
5,600,000	TOTAL, SA 0.500%, 12/02/22	5,887,756
		14,570,687

	Financials (0.6%)
7,500,000	Ares Capital Corp.*^ 3.750%, 02/01/22	7,687,913
5,080,000	IAC FinanceCo, Inc.*^ 0.875%, 10/01/22	5,761,761
		13,449,674

	Health Care (1.4%)
1,960,000	BioMarin Pharmaceutical, Inc.^µ 1.500%, 10/15/20	2,295,503
5,120,000	Illumina, Inc.^ 0.000%, 06/15/19	5,627,008

PRINCIPAL AMOUNT		VALUE
1,214,000	Innoviva, Inc.* 2.500%, 08/15/25	$1,317,870
4,810,000	Insulet Corp.* 1.375%, 11/15/24	5,109,038
1,730,000	Molina Healthcare, Inc. 1.625%, 08/15/44	2,796,113
4,700,000	NuVasive, Inc. 2.250%, 03/15/21	5,036,167
7,520,000	Pacira Pharmaceuticals, Inc.* 2.375%, 04/01/22	7,294,174
		29,475,873

	Industrials (0.6%)
2,924,000	Air Transport Services Group, Inc.*^µ 1.125%, 10/15/24	3,082,203
4,400,000	Kaman Corp.* 3.250%, 05/01/24	5,088,006
3,275,000	Meritor, Inc.* 3.250%, 10/15/37	3,620,152
		11,790,361

	Information Technology (6.5%)
4,200,000	Citrix Systems, Inc.^µ 0.500%, 04/15/19	5,591,460
873,000	Coupa Software, Inc.* 0.375%, 01/15/23	951,810
2,914,000	Cypress Semiconductor Corp.* 2.000%, 02/01/23	3,159,534
4,900,000	Finisar Corp.^ 0.500%, 12/15/36	4,478,331
2,170,000	II-VI, Inc.*^ 0.250%, 09/01/22	2,448,747
6,100,000	Inphi Corp.^ 0.750%, 09/01/21	5,689,287
7,350,000	Intel Corp. 3.250%, 08/01/39	16,985,482
3,500,000	Lumentum Holdings, Inc.*^ 0.250%, 03/15/24	3,743,320
6,950,000	Microchip Technology, Inc.* 1.625%, 02/15/27	8,488,243
2,398,000	Nutanix, Inc.* 0.000%, 01/15/23	2,336,959
6,300,000	NXP Semiconductors, NV 1.000%, 12/01/19	7,929,653
	ON Semiconductor Corp.
5,822,000	1.000%, 12/01/20	8,320,424
5,000,000	1.625%, 10/15/23*^	6,842,750
1,790,000	RealPage, Inc.* 1.500%, 11/15/22	2,365,655
7,420,000	Salesforce.com, Inc.^ 0.250%, 04/01/18	12,694,989
11,550,000	Servicenow, Inc.*^ 0.000%, 06/01/22	14,147,248
7,600,000	Silicon Laboratories, Inc.*^ 1.375%, 03/01/22	9,124,598
3,700,000	Veeco Instruments, Inc. 2.700%, 01/15/23	3,320,473
1,567,000	Weibo Corp.* 1.250%, 11/15/22	1,902,009
16,275,000	Workday, Inc.* 0.250%, 10/01/22	17,023,894
		137,544,866

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Materials (0.3%)
5,300,000	Royal Gold, Inc.^ 2.875%, 06/15/19	$5,721,695

	Real Estate (0.5%)
5,300,000	Empire State Realty OP, LP* 2.625%, 08/15/19	5,721,853
4,520,000	IH Merger Sub, LLC* 3.500%, 01/15/22	5,090,424
		10,812,277
	TOTAL CONVERTIBLE BONDS (Cost $283,308,643)	304,385,260

U.S. GOVERNMENT AND AGENCY SECURITIES (0.2%)
5,657,000	United States Treasury Note 2.000%, 11/15/26 (Cost $5,450,727)	5,341,373

BANK LOANS (0.6%)
	Consumer Discretionary (0.1%)
2,800,000	Weight Watchers International, Inc. 6.625%, 11/29/24	2,842,868

	Financials (0.1%)
1,300,000	GLP Financing, LLC 3.060%, 04/28/21	1,298,381

	Health Care (0.2%)
1,640,000	Mallinckrodt International Finance SA! 0.000%, 09/24/24	1,638,721
1,700,000	Team Health Holdings, Inc.! 0.000%, 02/06/24	1,672,375
		3,311,096

	Industrials (0.1%)
1,465,000	TransDigm, Inc.! 0.000%, 08/22/24	1,479,350

	Telecommunication Services (0.1%)
300,000	CSC Holdings, LLC! 0.000%, 01/25/26	302,626
1,400,000	Intelsat Jackson Holdings, SA 6.625%, 01/14/24	1,411,375
1,396,491	New Media Holdings II, LLC! 0.000%, 06/04/20	1,412,202
		3,126,203
	TOTAL BANK LOANS (Cost $11,986,447)	12,057,898

SYNTHETIC CONVERTIBLE SECURITIES (3.2%) ¤

Corporate Bonds (2.7%)
	Consumer Discretionary (0.4%)
106,000	AV Homes, Inc. 6.625%, 05/15/22	110,901
157,000	Beverages & More, Inc.* 11.500%, 06/15/22	148,512
PRINCIPAL AMOUNT		VALUE
	CCO Holdings, LLC / CCO Holdings Capital Corp.*
295,000	5.125%, 05/01/27^	$288,062
62,000	5.000%, 02/01/28	60,024
123,000	Cedar Fair, LP* 5.375%, 04/15/27	128,826
	Century Communities, Inc.
215,000	6.875%, 05/15/22	223,752
191,000	5.875%, 07/15/25	194,119
178,000	CRC Escrow Issuer, LLC*^ 5.250%, 10/15/25	177,690
418,000	Dana Financing Luxembourg Sarl* 6.500%, 06/01/26	453,660
	DISH DBS Corp.
434,000	5.875%, 11/15/24^	412,510
274,000	6.750%, 06/01/21	287,300
341,000	Eldorado Resorts, Inc. 6.000%, 04/01/25	357,075
164,000	GameStop Corp.*^µ 6.750%, 03/15/21	169,914
262,000	goeasy, Ltd.*µ 7.875%, 11/01/22	279,647
93,000	Guitar Center, Inc.* 6.500%, 04/15/19	91,076
167,000	Horizon Pharma, Inc. / Horizon Pharma USA, Inc.* 8.750%, 11/01/24	183,285
603,000	L Brands, Inc.µ 6.875%, 11/01/35	619,667
148,000	Lions Gate Entertainment Corp.* 5.875%, 11/01/24	157,663
159,000	M/I Homes, Inc. 5.625%, 08/01/25	162,225
343,000	Mattel, Inc.*^ 6.750%, 12/31/25	347,987
39,000	Mclaren Finance, PLC* 5.750%, 08/01/22	40,251
	Meritage Homes Corp.
403,000	7.000%, 04/01/22	455,172
308,000	7.150%, 04/15/20	334,680
172,000	Penske Automotive Group, Inc. 5.500%, 05/15/26	176,107
	PetSmart, Inc.*
118,000	5.875%, 06/01/25	91,251
33,000	8.875%, 06/01/25^	20,996
	Rite Aid Corp.^
371,000	7.700%, 02/15/27	332,455
258,000	6.125%, 04/01/23*	241,027
936,000	Royal Caribbean Cruises, Ltd.µ 7.500%, 10/15/27	1,179,004
333,000	Salem Media Group, Inc.* 6.750%, 06/01/24	328,448
247,000	Sally Holdings, LLC / Sally Capital, Inc.^µ 5.625%, 12/01/25	246,375
314,000	SFR Group, SA*^ 7.375%, 05/01/26	309,241
185,000	Sotheby's* 4.875%, 12/15/25	181,668
37,000	VOC Escrow , Ltd.* 5.000%, 02/15/28	36,984
261,000	ZF North America Capital, Inc.*µ 4.750%, 04/29/25	269,535
		9,097,089

See accompanying Notes to Schedule of Investments

Strategic Total Return Fund
SCHEDULE OF INVESTMENTS JANUARY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
	Consumer Staples (0.1%)
177,000	Albertsons Companies, LLC / Safeway, Inc. / New Albertson’s, Inc. / Albertson’s, LLC^ 5.750%, 03/15/25	$158,634
264,000	Fresh Market, Inc.*^ 9.750%, 05/01/23	185,130
	JBS USA LUX SA / JBS USA Finance, Inc.*
578,000	5.750%, 06/15/25^	572,983
246,000	7.250%, 06/01/21	251,373
180,000	8.250%, 02/01/20	181,083
	New Albertson’s, Inc.
130,000	7.450%, 08/01/29^	114,603
82,000	8.000%, 05/01/31	73,467
52,000	7.750%, 06/15/26	47,272
	Pilgrim’s Pride Corp.*
36,000	5.750%, 03/15/25	36,550
26,000	5.875%, 09/30/27	26,133
	Post Holdings, Inc.*^
176,000	5.750%, 03/01/27	177,144
37,000	5.625%, 01/15/28	36,955
		1,861,327

	Energy (0.4%)
164,000	Bill Barrett Corp. 7.000%, 10/15/22	167,383
181,000	Buckeye Partners, LP‡ 6.375%, 01/22/78 3 mo. USD LIBOR + 4.02%	184,852
295,000	Calfrac Holdings, LP* 7.500%, 12/01/20	296,106
197,000	California Resources Corp.* 8.000%, 12/15/22	166,096
257,000	Carrizo Oil & Gas, Inc.^ 6.250%, 04/15/23	266,076
178,000	Chesapeake Energy Corp.* 8.000%, 01/15/25	180,086
36,000	CONSOL Energy, Inc.* 11.000%, 11/15/25	38,785
36,000	Crown Rock, LP / Crown Rock Finance, Inc.* 5.625%, 10/15/25	36,475
301,000	DCP Midstream Operating, LP*‡ 5.850%, 05/21/43 3 mo. USD LIBOR + 3.85%	289,387
69,000	DCP Midstream, LP^‡ 7.375%, 12/15/22 3 mo. USD LIBOR + 5.15%	71,075
63,000	Diamond Offshore Drilling, Inc. 7.875%, 08/15/25	66,873
	Energy Transfer Equity, LPµ
264,000	5.500%, 06/01/27	278,861
71,000	5.875%, 01/15/24	77,102
423,000	Energy Transfer Partners, LPµ‡ 4.791%, 11/01/66 3 mo. USD LIBOR + 3.02%	379,378
	Genesis Energy, LP / Genesis Energy Finance Corp.
186,000	6.500%, 10/01/25^	189,657
185,000	6.250%, 05/15/26	184,961
	Gulfport Energy Corp.
133,000	6.000%, 10/15/24^	134,347
123,000	6.375%, 05/15/25	125,097
355,000	Halcon Resources Corp. 6.750%, 02/15/25	375,412
PRINCIPAL AMOUNT		VALUE
68,000	Lonestar Resources America, Inc.* 11.250%, 01/01/23	$70,836
110,000	Moss Creek Resources Holdings, Inc.* 7.500%, 01/15/26	114,531
427,000	MPLX, LPµ 4.875%, 06/01/25	454,277
18,000	Nabors Industries, Inc.*µ 5.750%, 02/01/25	17,726
125,000	Oasis Petroleum, Inc.^ 6.500%, 11/01/21	127,979
185,000	Par Petroleum, LLC / Petroleum Finance Corp.* 7.750%, 12/15/25	185,844
187,000	PDC Energy, Inc.* 5.750%, 05/15/26	191,310
185,000	Plains All American Pipeline, LP^µ‡ 6.125%, 11/15/22 3 mo. USD LIBOR + 4.11%	186,406
191,000	QEP Resources, Inc.^µ 5.625%, 03/01/26	195,788
800,000	SEACOR Holdings, Inc. 7.375%, 10/01/19	827,844
351,000	SESI, LLC*^ 7.750%, 09/15/24	378,097
69,000	SM Energy Company^ 6.750%, 09/15/26	72,079
132,000	Southwestern Energy Company^ 7.500%, 04/01/26	138,356
120,000	Sunoco, LP / Sunoco Finance Corp.* 5.500%, 02/15/26	122,500
174,000	Transocean, Inc.* 7.500%, 01/15/26	181,320
178,000	Vine Oil & Gas, LP / Vine Oil & Gas Finance Corp.* 8.750%, 04/15/23	179,247
219,000	W&T Offshore, Inc.*
	8.500%, 06/15/21
	10.000% PIK rate	183,175
344,000	Weatherford International, Ltd.^ 8.250%, 06/15/23	364,568
191,000	Whiting Petroleum Corp.*^ 6.625%, 01/15/26	195,465
225,000	WildHorse Resource Development Corp. 6.875%, 02/01/25	233,488
		7,928,845

	Financials (0.4%)
384,000	Acrisure, LLC / Acrisure Finance, Inc.*^ 7.000%, 11/15/25	383,228
507,000	Ally Financial, Inc. 8.000%, 11/01/31	647,518
335,000	Ardonagh Midco 3, PLC* 8.625%, 07/15/23	349,512
258,000	Assured Partners, Inc.* 7.000%, 08/15/25	265,567
363,000	Charles Schwab Corp.µ‡ 5.000%, 12/01/27 3 mo. USD LIBOR + 2.58%	359,258
37,000	Citadel, LP*µ 5.375%, 01/17/23	38,381

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund
SCHEDULE OF INVESTMENTS JANUARY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
	CyrusOne, LP / CyrusOne Finance Corp.µ
127,000	5.375%, 03/15/27	$132,267
36,000	5.000%, 03/15/24	37,143
330,000	Dell International, LLC / EMC Corp.*µ 6.020%, 06/15/26	361,342
185,000	Discover Financial Servicesµ‡ 5.500%, 10/30/27 3 mo. USD LIBOR + 3.08%	188,161
240,000	Equinix, Inc. 5.375%, 05/15/27	252,108
75,000	Greystar Real Estate Partners, LLC* 5.750%, 12/01/25	77,457
123,000	HUB International, Ltd.* 7.875%, 10/01/21	127,997
252,000	ILFC E-Capital Trust II*‡ 4.620%, 12/21/65 3 mo. USD LIBOR + 1.80%	247,590
221,000	Iron Mountain, Inc.*^µ 5.250%, 03/15/28	214,757
	Jefferies Finance, LLC*
741,000	7.375%, 04/01/20	756,220
320,000	7.250%, 08/15/24	332,622
148,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.*µ 5.250%, 10/01/25	148,375
122,000	Level 3 Financing, Inc. 5.375%, 05/01/25	122,412
197,000	LPL Holdings, Inc.* 5.750%, 09/15/25	201,175
221,000	MetLife, Inc.µ 6.400%, 12/15/66	252,676
347,000	Nationstar Mortgage, LLC / Nationstar Capital Corp. 6.500%, 07/01/21	351,832
	Navient Corp.^
234,000	6.750%, 06/25/25	245,527
71,000	6.500%, 06/15/22	75,000
139,000	NexBank Capital, Inc.*‡& 6.375%, 09/30/27 3 mo. USD LIBOR + 4.59%	140,897
200,000	Oil Insurance, Ltd.*‡ 4.677%, 03/05/18 3 mo. USD LIBOR + 2.98%	194,588
523,000	Quicken Loans, Inc.*^µ 5.750%, 05/01/25	534,697
71,000	Radian Group, Inc.µ 4.500%, 10/01/24	71,550
	Springleaf Finance Corp.
231,000	8.250%, 10/01/23^	255,822
62,000	5.625%, 03/15/23	62,188
79,000	Tow ne Bank‡ 4.500%, 07/30/27 3 mo. USD LIBOR + 2.55%	80,470
360,000	Tronox Finance, PLC*^ 5.750%, 10/01/25	369,630
37,000	VEREIT Operating Partnership, LP^ 3.950%, 08/15/27	35,868
		7,913,835
PRINCIPAL AMOUNT		VALUE
	Health Care (0.4%)
686,000	Acadia Healthcare Company, Inc. 6.500%, 03/01/24	$719,442
	Community Health Systems, Inc.^
773,000	7.125%, 07/15/20	676,549
76,000	8.000%, 11/15/19	71,315
543,000	DaVita, Inc. 5.125%, 07/15/24	547,602
156,000	Endo International, PLC* 7.250%, 01/15/22	136,587
354,000	Endo, Ltd.* 6.000%, 07/15/23	278,283
320,000	Greatbatch, Ltd.* 9.125%, 11/01/23	348,501
	HCA, Inc.
1,012,000	5.875%, 05/01/23^	1,086,195
178,000	7.500%, 11/06/33	198,569
140,000	5.375%, 02/01/25^	143,298
178,000	Magellan Health, Inc.µ 4.400%, 09/22/24	178,115
260,000	Mallinckrodt International Finance, SA / Mallinckrodt CB, LLC*^ 5.625%, 10/15/23	222,677
38,000	Team Health Holdings, Inc.*^ 6.375%, 02/01/25	35,494
359,000	Teleflex, Inc.µ 5.250%, 06/15/24	373,455
	Tenet Healthcare Corp.^
443,000	6.750%, 06/15/23	437,589
304,000	5.125%, 05/01/25*	303,590
310,000	Teva Pharmaceutical Finance Company, BVµ 2.950%, 12/18/22	283,097
254,000	Teva Pharmaceutical Finance IV, BVµ 3.650%, 11/10/21	246,142
68,000	Teva Pharmaceutical Finance IV, LLCµ 2.250%, 03/18/20	66,109
194,000	Teva Pharmaceutical Finance Netherlands III, BV^ 2.200%, 07/21/21	180,907
	Valeant Pharmaceuticals International, Inc.*
1,298,000	7.250%, 07/15/22^	1,290,179
369,000	9.000%, 12/15/25	380,059
178,000	West Street Merger Sub, Inc.*^ 6.375%, 09/01/25	180,380
		8,384,134

	Industrials (0.3%)
160,000	ACCO Brands Corp.* 5.250%, 12/15/24	163,386
	Allison Transmission, Inc.*µ
160,000	4.750%, 10/01/27	159,650
47,000	5.000%, 10/01/24	47,523
72,000	American Woodmark Corp.* 4.875%, 03/15/26	72,270
172,000	ARD Securities Finance SARL*^
	8.750%, 01/31/23
	8.750% PIK rate	177,958

See accompanying Notes to Schedule of Investments

Strategic Total Return Fund
SCHEDULE OF INVESTMENTS JANUARY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
182,000	Beacon Escrow Corp.* 4.875%, 11/01/25	$181,563
188,000	Bombardier, Inc.* 7.500%, 12/01/24	197,931
106,000	Catalent Pharma Solutions, Inc.* 4.875%, 01/15/26	106,102
	Covanta Holding Corp.
105,000	5.875%, 03/01/24	107,607
33,000	5.875%, 07/01/25	33,561
178,000	Delphi Technologies, PLC* 5.000%, 10/01/25	177,908
180,000	Fly Leasing, Ltd.^ 5.250%, 10/15/24	180,959
36,000	FXI Holdings, Inc.* 7.875%, 11/01/24	35,969
259,000	Garda World Security Corp.* 7.250%, 11/15/21	265,652
520,000	Golden Nugget, Inc.* 6.750%, 10/15/24	538,242
120,000	Great Lakes Dredge & Dock Corp. 8.000%, 05/15/22	126,387
225,000	H&E Equipment Services, Inc.* 5.625%, 09/01/25	233,643
31,000	Hertz Corp.* 7.625%, 06/01/22	32,466
	Icahn Enterprises, LPµ
185,000	6.375%, 12/15/25*	188,462
156,000	6.750%, 02/01/24	162,510
	IHO Verwaltungs GmbH*
74,000	4.500%, 09/15/23
	5.250% PIK rate	75,228
74,000	4.125%, 09/15/21
	4.875% PIK rate	75,243
74,000	James Hardie International Finance, Ltd.*µ 4.750%, 01/15/25	75,013
178,000	Jeld-Wen, Inc.* 4.625%, 12/15/25	178,369
93,000	JPW Industries Holding Corp.* 9.000%, 10/01/24	97,852
230,000	Meritor, Inc. 6.250%, 02/15/24	241,783
37,000	Multi-Color Corp.* 4.875%, 11/01/25	37,171
258,000	Navistar International Corp.* 6.625%, 11/01/25	270,864
	Park Aerospace Holdings, Ltd.*^
125,000	5.500%, 02/15/24	123,916
104,000	4.500%, 03/15/23	100,310
253,000	Park-Ohio Industries, Inc.^ 6.625%, 04/15/27	271,641
163,000	Scientific Games International, Inc.* 5.000%, 10/15/25	163,490
121,000	Tennant Company* 5.625%, 05/01/25	126,440
18,000	Trident Merger Sub, Inc.* 6.625%, 11/01/25	18,157
37,000	TriMas Corp.* 4.875%, 10/15/25	37,402
	United Continental Holdings, Inc.
283,000	6.375%, 06/01/18	286,451
105,000	4.250%, 10/01/22µ	105,705
292,000	United Rentals North America, Inc.^µ 4.875%, 01/15/28	292,251
PRINCIPAL AMOUNT		VALUE
92,000	Waste Pro USA, Inc.* 5.500%, 02/15/26	$93,703
83,000	WESCO Distribution, Inc. 5.375%, 06/15/24	85,453
		5,946,191

	Information Technology (0.2%)
347,000	Alliance Data Systems Corp.*^ 5.875%, 11/01/21	356,758
	Amkor Technology, Inc.
379,000	6.375%, 10/01/22^	390,916
372,000	6.625%, 06/01/21	377,318
	Cardtronics, Inc.
225,000	5.125%, 08/01/22	218,868
181,000	5.500%, 05/01/25*	168,907
162,000	CBS Radio, Inc.* 7.250%, 11/01/24	170,362
166,000	CDK Global, Inc.*µ 4.875%, 06/01/27	166,761
100,000	CDW, LLC / CDW Finance Corp. 5.000%, 09/01/23	102,725
361,000	Clear Channel Worldwide Holdings, Inc.^ 7.625%, 03/15/20	357,031
239,000	CommScope Technologies, LLC* 6.000%, 06/15/25	252,141
959,000	First Data Corp. - Class A*^ 7.000%, 12/01/23	1,012,785
185,000	Harland Clarke Holdings Corp.* 8.375%, 08/15/22	192,971
	Nuance Communications, Inc.µ
160,000	6.000%, 07/01/24	169,662
148,000	5.625%, 12/15/26	153,396
178,000	TTM Technologies, Inc.* 5.625%, 10/01/25	183,274
125,000	VFH Parent, LLC* 6.750%, 06/15/22	131,515
		4,405,390

	Materials (0.1%)
256,000	AK Steel Corp.^ 6.375%, 10/15/25	253,991
226,000	Alcoa Nederland Holding, BV*µ 7.000%, 09/30/26	250,680
492,000	ArcelorMittal, SA^µ 7.500%, 10/15/39	635,603
169,000	Arconic, Inc.^µ 5.125%, 10/01/24	178,461
332,000	Ardagh Packaging Finance, PLC / Ardagh Holdings USA, Inc.* 6.000%, 02/15/25	343,808
	First Quantum Minerals, Ltd.*
97,000	7.000%, 02/15/21	100,422
49,000	7.250%, 04/01/23	52,012
	Freeport-McMoRan, Inc.^
213,000	4.550%, 11/14/24	216,429
67,000	3.550%, 03/01/22	66,509
197,000	INEOS Group Holdings, SA*^ 5.625%, 08/01/24	202,555
90,000	Kinross Gold Corp.*µ 4.500%, 07/15/27	90,783
90,000	New Gold, Inc.* 6.375%, 05/15/25	95,495
493,000	PBF Holding Company, LLC / PBF Finance Corp.^ 7.250%, 06/15/25	520,852

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
358,000	United States Steel Corp.^ 6.875%, 08/15/25	$376,059
18,000	Warrior Met Coal, Inc.* 8.000%, 11/01/24	18,977
		3,402,636

	Real Estate (0.0%)
144,000	Crescent Communities, LLC/Crescent Ventures, Inc.* 8.875%, 10/15/21	153,311
298,000	MPT Operating Partnership, LP / MPT Finance Corp.^µ 5.000%, 10/15/27	295,977
185,000	Starwood Property Trust, Inc.*µ 4.750%, 03/15/25	183,361
		632,649

	Telecommunication Services (0.3%)
117,000	Altice Financing, SA*^ 7.500%, 05/15/26	121,764
	Altice Luxembourg, SA*
74,000	7.750%, 05/15/22	71,040
74,000	7.625%, 02/15/25^	68,004
197,000	Altice US Finance I Corp.*µ 5.500%, 05/15/26	201,634
4,000	Block Communications, Inc.* 6.875%, 02/15/25	4,180
173,000	CB Escrow Corp.* 8.000%, 10/15/25	174,627
120,000	CenturyLink, Inc.^ 7.500%, 04/01/24	120,915
620,000	CSC Holdings, LLC*^µ 5.500%, 04/15/27	628,968
642,000	Embarq Corp.µ 7.995%, 06/01/36	625,080
	Frontier Communications Corp.
617,000	7.625%, 04/15/24^	408,155
191,000	11.000%, 09/15/25	149,675
188,000	8.500%, 04/15/20^	183,904
141,000	Hughes Satellite Systems Corp. 6.625%, 08/01/26	149,451
	Intelsat Jackson Holdings, SA
280,000	9.750%, 07/15/25*	258,384
188,000	7.500%, 04/01/21^	160,714
115,000	8.000%, 02/15/24*	120,899
175,000	Qwest Corp.µ 6.875%, 09/15/33	170,844
73,000	SBA Communications Corp.* 4.000%, 10/01/22	72,117
	Sprint Corp.
721,000	7.125%, 06/15/24	731,880
662,000	7.875%, 09/15/23^	701,008
	T-Mobile USA, Inc.µ
274,000	6.625%, 04/01/23	284,864
111,000	4.750%, 02/01/28^	111,492
343,000	United States Cellular Corp.µ 6.700%, 12/15/33	363,223
	Windstream Services, LLC
194,000	8.625%, 10/31/25*	181,507
104,000	7.750%, 10/01/21	78,703
19,000	7.750%, 10/15/20^	16,305
		6,159,337

	Utilities (0.1%)
357,000	AES Corp.µ 7.375%, 07/01/21	398,437
PRINCIPAL AMOUNT		VALUE
326,000	Dynegy, Inc.*^ 8.125%, 01/30/26	$359,601
	NRG Energy, Inc.^
247,000	6.625%, 01/15/27	261,810
81,000	5.750%, 01/15/28*	81,196
129,000	PPL Capital Funding, Inc.^µ‡ 4.358%, 03/30/67 3 mo. USD LIBOR + 2.67%	128,268
115,000	Talen Energy Supply, LLC*^ 10.500%, 01/15/26	116,118
185,000	Terra Form Power Operating, LLC* 5.000%, 01/31/28	182,504
		1,527,934
	TOTAL CORPORATE BONDS	57,259,367

U.S. Government and Agency Securities (0.0%)
793,000	United States Treasury Note 2.000%, 11/15/26	748,755

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

Purchased Options (0.5%) #
	Materials (0.0%)
183	Alcoa Corp.
18,300	Call, 04/20/18, Strike $60.00	20,588

	Other (0.5%)
	iShares MSCI EAFE ETF
17,000
1,700,000	Call, 03/29/18, Strike $74.00	2,473,500
17,000
1,700,000	Call, 06/15/18, Strike $74.00	4,403,000
	Ishares MSCI Emerging Markets
8,200
820,000	Call, 06/15/18, Strike $51.00	2,070,500
8,000
800,000	Call, 03/29/18, Strike $51.00	1,268,000
		10,215,000
	TOTAL PURCHASED OPTIONS	10,235,588

	TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $67,493,897)	68,243,710

NUMBER OF SHARES		VALUE

CONVERTIBLE PREFERRED STOCKS (6.6%)

	Consumer Staples (0.6%)
111,900	Bunge, Ltd. 4.875%, 12/31/49	12,645,495

	Energy (0.9%)
84,885	CenterPoint Energy, Inc. (Time Warner, Inc., Charter Communications Time, Inc.)µ**§ 3.399%, 09/15/29	6,154,417
114,350	Hess Corp. 8.000%, 02/01/19	6,846,135

See accompanying Notes to Schedule of Investments

Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2018 (UNAUDITED)

NUMBER OF SHARES		VALUE
	NuStar Energy, LP‡
165,000	7.625%, 06/15/22 3 mo. USD LIBOR + 5.64%	$3,898,950
53,034	8.500%, 12/15/21 3 mo. USD LIBOR + 6.77%	1,337,517
		18,237,019

	Financials (0.2%)
80,250	AMG Capital Trust II 5.150%, 10/15/37	5,064,032

	Health Care (1.5%)
17,847	Allergan, PLC 5.500%, 03/01/18	11,559,502
215,575	Anthem, Inc. 5.250%, 05/01/18	12,947,434
133,000	Becton Dickinson and Company 6.125%, 05/01/20	8,341,760
		32,848,696

	Industrials (0.7%)
122,000	Rexnord Corp. 5.750%, 11/15/19	7,482,260
64,000	Stanley Black & Decker, Inc.^ 5.375%, 05/15/20	7,625,600
		15,107,860

	Real Estate (1.1%)
105,279	American Tow er Corp. 5.500%, 02/15/18	13,554,671
8,765	Crown Castle International Corp. 6.875%, 08/01/20	9,806,633
		23,361,304

	Utilities (1.6%)
40,398	Dominion Resources, Inc. 6.750%, 08/15/19	2,038,887
144,600	DTE Energy Company 6.500%, 10/01/19	7,646,954
	NextEra Energy, Inc.
231,000	6.371%, 09/01/18	16,391,760
124,600	6.123%, 09/01/19^	7,047,376
		33,124,977

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $129,672,869)	140,389,383

COMMON STOCKS (86.8%)

	Consumer Discretionary (13.1%)
36,300	Amazon.com, Inc.^#	52,667,307
185,615	Carnival Corp.	13,291,890
509,825	Comcast Corp. - Class A	21,682,857
57,270	Dollar Tree, Inc.#	6,586,050
825,570	Ford Motor Company	9,056,503
22,035	GameStop Corp. - Class A^	370,408
154,993	General Motors Company, Inc.	6,573,253
138,000	Home Depot, Inc.	27,724,200
94,000	Lowe’s Companies, Inc.	9,844,620
123,000	McDonald’s Corp.~	21,050,220
71,990	Netflix, Inc.#	19,458,897
162,800	Nike, Inc. - Class B	11,106,216
1,400	Priceline Group, Inc.^#	2,676,870
16,600	PVH Corp.	2,574,328
NUMBER OF SHARES		VALUE
35,580	Royal Caribbean Cruises, Ltd.	$4,751,709
324,000	Starbucks Corp.^	18,406,440
153,000	TJX Companies, Inc.^	12,288,960
49,999	TopBuild Corp.^#	3,826,924
201,000	Walt Disney Company	21,842,670
60,000	Whirlpool Corp.	10,885,200
		276,665,522

	Consumer Staples (7.1%)
85,500	Altria Group, Inc.	6,014,070
505,000	Coca-Cola Company	24,032,950
53,100	Costco Wholesale Corp.^	10,347,597
79,150	Kroger Company	2,402,994
340,000	Mondelez International, Inc. - Class A	15,096,000
163,670	PepsiCo, Inc.	19,689,501
147,500	Philip Morris International, Inc.	15,816,425
342,000	Procter & Gamble Company	29,528,280
170,835	Wal-Mart Stores, Inc.	18,211,011
125,000	Walgreens Boots Alliance, Inc.	9,407,500
		150,546,328

	Energy (7.8%)
475,000	BP, PLC^	20,325,250
325,000	Chevron Corp.	40,738,750
111,120	ConocoPhillips	6,534,967
60,000	Diamond Offshore Drilling, Inc.#	1,060,800
86,865	Enterprise Products Partners, LP	2,399,211
117,000	EOG Resources, Inc.^	13,455,000
507,000	Exxon Mobil Corp.	44,261,100
137,300	Halliburton Company	7,373,010
33,560	Magellan Midstream Partners, LP~	2,395,848
100,220	Marathon Petroleum Corp.	6,942,240
26,500	Pioneer Natural Resources Company^	4,847,115
156,200	Schlumberger, Ltd.^	11,493,196
64,160	Spectra Energy Partners, LP	2,742,199
21,850	Targa Resources Corp.^	1,048,800
		165,617,486

	Financials (14.6%)
35,430	Affiliated Managers Group, Inc.	7,072,891
165,000	American Express Company~	16,401,000
190,100	American International Group, Inc.	12,151,192
1,166,950	Bank of America Corp.	37,342,400
161,625	BB&T Corp.	8,920,084
70,800	Capital One Financial Corp.	7,360,368
62,795	Chubb Corp.	9,805,439
253,000	Citigroup, Inc.	19,855,440
125,000	Discover Financial Services^	9,975,000
153,765	E*TRADE Financial Corp.#	8,103,416
175,050	First Republic Bank^	15,675,727
44,700	Goldman Sachs Group, Inc.	11,974,683
453,400	JPMorgan Chase & Company	52,444,778
226,225	KeyCorp	4,841,215
132,475	Marsh & McLennan Companies, Inc.^	11,064,312
203,205	MetLife, Inc.^	9,768,064
180,000	Morgan Stanley	10,179,000
81,900	Northern Trust Corp.^	8,631,441
85,200	PNC Financial Services Group, Inc.^	13,463,304
81,900	Prudential Financial, Inc.	9,731,358
121,226	Synchrony Financial	4,810,248

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund
SCHEDULE OF INVESTMENTS JANUARY 31, 2018 (UNAUDITED)

NUMBER OF SHARES			VALUE
311,215		Wells Fargo & Company	$20,471,723
			310,043,083
		Health Care (11.4%)
139,700		Abbott Laboratories^~	8,683,752
212,585		AbbVie, Inc.	23,856,289
32,025		Aetna, Inc.	5,982,911
103,095		Agilent Technologies, Inc.	7,570,266
29,080		Alexion Pharmaceuticals, Inc.^#	3,469,826
60,300		Amgen, Inc.	11,218,815
181,015		Baxter International, Inc.	13,038,510
134,750		Bristol-Myers Squibb Company	8,435,350
115,120		Celgene Corp.#	11,645,539
137,350		Eli Lilly and Company	11,187,157
13,600		Humana, Inc.	3,832,888
275,000		Johnson & Johnson	38,002,250
98,200		Medtronic, PLC	8,434,398
251,550		Merck & Company, Inc.	14,904,337
740,400		Pfizer, Inc.	27,424,416
58,900		Stryker Corp.^	9,681,982
42,800		Thermo Fisher Scientific, Inc.	9,591,908
105,000		UnitedHealth Group, Inc.	24,861,900
			241,822,494

		Industrials (9.0%)
21,850		Boeing Company^	7,742,985
103,225		Caterpillar, Inc.	16,802,965
220,200		CSX Corp.^	12,500,754
162,000		Delta Air Lines, Inc.^	9,196,740
90,000		Eaton Corp., PLC	7,557,300
54,125		Emerson Electric Company	3,909,449
836,550		General Electric Company	13,527,014
118,650		Honeywell International, Inc.	18,944,845
46,281		Lockheed Martin Corp.	16,422,813
450,000		Masco Corp.^	20,097,000
33,000		Northrop Grumman Corp.	11,237,490
96,690		PACCAR, Inc.	7,209,206
135,000	EUR	Siemens, AG	20,493,548
188,000		Union Pacific Corp.	25,098,000
			190,740,109

		Information Technology (18.2%)
81,415		Accenture, PLC - Class A	13,083,390
28,285		Adobe Systems, Inc.#~	5,650,212
37,745		Alphabet, Inc. - Class A#	44,622,894
12,534		Alphabet, Inc. - Class C#	14,664,028
456,140		Apple, Inc.	76,371,520
400,365		Applied Materials, Inc.	21,471,575
40,250		Broadcom, Ltd.	9,983,208
163,000		Cisco Systems, Inc.	6,771,020
221,265		Facebook, Inc. - Class A#	41,352,216
56,750		Lam Research Corp.^	10,868,760
89,000		MasterCard, Inc. - Class A	15,041,000
641,000		Microsoft Corp.^	60,901,410
300,000		Nintendo Company, Ltd.	16,480,020
1,520,000		Nokia Corp.^	7,311,200
49,700		NVIDIA Corp.	12,216,260
118,300		Oracle Corp.	6,103,097
190,870		Visa, Inc. - Class A^	23,711,780
			386,603,590

		Materials (2.1%)
527,879		Dow DuPont, Inc.	39,897,095
82,000		Nucor Corp.	5,490,720
			45,387,815

NUMBER OF SHARES			VALUE
		Real Estate (0.7%)
37,100		American Tower Corp.^	$5,479,670
43,850		Crown Castle International Corp.^	4,944,964
56,400		Welltower, Inc.	3,382,308
			13,806,942

		Telecommunication Services (2.2%)
615,000		AT&T, Inc.~	23,031,750
205,085	EUR	Orange, SA	3,705,820
353,380		Verizon Communications, Inc.	19,107,257
			45,844,827

		Utilities (0.6%)
330,054		Exelon Corp.	12,710,379
		TOTAL COMMON STOCKS (Cost $1,517,775,428)	1,839,788,575

RIGHTS (0.0%) #
		Consumer Discretionary (0.0%)
22,573		Motors Liquidation Company (Cost $—)	205,640

WARRANTS (0.2%) #
		Consumer Discretionary (0.1%)
88,470		General Motors Company, Inc. 07/10/19, Strike $18.33	2,186,978
		Energy (0.1%)
47,885		Gulfmark Offshore, Inc. 10/31/42, Strike $100.00	1,364,244
16,676		Gulfmark Offshore, Inc. 10/31/42, Strike $100.00	475,099
			1,839,343
		TOTAL WARRANTS (Cost $9,338,130)	4,026,321

EXCHANGE-TRADED FUNDS (3.4%)
		Other (3.4%)
120,200		iShares iBoxx High Yield Corporate Bond ETF^	10,493,460
195,550		iShares MSCI EAFE ETF	14,439,412
98,100		iShares NASDAQ Biotechnology ETF^	11,191,248
126,645		iShares Russell 2000 Value ETF^	16,120,642
566,000		SPDR Barclays Capital High Yield Bond ETF^	20,772,200

		TOTAL EXCHANGE-TRADED FUNDS (Cost $70,017,901)	73,016,962

See accompanying Notes to Schedule of Investments

Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2018 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

PURCHASED OPTIONS (0.2%) #

	Materials (0.0%)
183	Alcoa Corp.
18,300	Put, 04/20/18, Strike $50.00	$46,208

	Other (0.2%)
	S&P 500 Index
810
81,000	Put, 04/30/18, Strike $2,775.00	3,875,850
365
36,500	Put, 02/02/18, Strike $2,725.00	16,425
	SPDR S&P 500 ETF Trust
9,000
900,000	Put, 02/16/18, Strike $254.00	112,500
3,300
330,000	Put, 03/29/18, Strike $265.00	511,500
3,200
320,000	Put, 04/20/18, Strike $266.00	763,200
		5,279,475

	TOTAL PURCHASED OPTIONS (Cost $9,152,001)	5,325,683

NUMBER OF SHARES		VALUE

SHORT TERM INVESTMENTS (6.1%)
64,551,773	Fidelity Prime Money Market Fund- Institutional Class, 1.51%***	64,571,139
64,302,791	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 1.21%***	64,302,791

	TOTAL SHORT TERM INVESTMENTS (Cost $128,876,062)	128,873,930

TOTAL INVESTMENTS (141.0%) (Cost $2,637,275,725)		2,989,854,442

MANDATORY REDEEMABLE PREFERRED SHARES, AT LIQUIDATION VALUE (-11.4%)		(242,000,000)

LIABILITIES, LESS OTHER ASSETS (-29.6%)		(627,897,586)

NET ASSETS (100.0%)		$2,119,956,856

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

WRITTEN OPTIONS (0.0%) #
	Materials (0.0%)
183	Alcoa Corp.
18,300	Put, 04/20/18, Strike $55.00 (Premium $87,098)	(95,160)

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

^	Security, or portion of security, is on loan.

µ	Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $100,875,252.

‡	Variable rate security. The rate shown is the rate in effect at January 31, 2018.

&	Illiquid security.

!	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.

¤	The synthetic convertible securities strategy combines separate securities that together possess the economic characteristics similar to a convertible security.

**	Step coupon security. Coupon changes periodically based upon a predetermined schedule. The rate shown is the rate in effect at January 31, 2018.

§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.

#	Non-income producing security.

~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $1,928,108.

***	The rate disclosed is the 7 day net yield as of January 31, 2018.

FOREIGN CURRENCY ABBREVIATION

EUR	European Monetary Unit

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Note 1 – Organization and Significant Accounting Policies

Organization. Calamos Strategic Total Return Fund (the “Fund”) was organized as a Delaware statutory trust on December 31, 2003 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on March 26, 2004.

The Fund’s investment strategy is to provide total return through a combination of capital appreciation and current income. The Fund, under normal circumstances, will invest at least 50% of its managed assets in equity securities (including securities that are convertible into equity securities). The Fund may invest up to 35% of its managed assets in securities of foreign issuers, including debt and equity securities of corporate issuers and debt securities of government issuers in developed and emerging markets. The Fund may invest up to 15% of its managed assets in securities of foreign issuers in emerging markets. “Managed assets” means the Fund’s total assets (including any assets attributable to any leverage that may be outstanding) minus total liabilities (other than debt representing financial leverage).

Significant Accounting Policies. The schedule of investments have been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following summarizes the significant accounting policies of the Fund:

Fund Valuation. The valuation of the Fund’s investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time each Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time a Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Note 2 – Investments

The cost basis of investments for federal income tax purposes at January 31, 2018 was as follows*:

Cost basis of investments	$2,637,188,627
Gross unrealized appreciation	484,359,958
Gross unrealized depreciation	(131,789,303)
Net unrealized appreciation (depreciation)	$352,570,655

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Note 3 – Mandatory Redeemable Preferred Shares

On September 6, 2017, the Fund issued 9,680,000 mandatory redeemable preferred shares (“MRPS”) with an aggregate liquidation preference of $242.0 million. Offering costs incurred by the Fund in connection with the MRPS issuance are aggregated with the outstanding liability and are being amortized to Interest expense and amortization of offering costs on Mandatory Redeemable Preferred Shares over the respective life of each series of MRPS and shown in the Statement of Operations.

The MRPS are divided into three series with different mandatory redemption dates and dividend rates. The table below summarizes the key terms of each series of the MRPS at January 31, 2018.

Series	Term Redemption Date	Dividend Rate	Shares (000’s)	Liquidation Preference Per Share	Aggregate Liquidation Preference
Series A	9/06/22	3.70%	3,220	$25	$80,500,000
Series B	9/06/24	4.00%	3,220	$25	$80,500,000
Series C	9/06/27	4.24%	3,240	$25	$81,000,000
				Total	$242,000,000

The MRPS are not listed on any exchange or automated quotation system. The MRPS are considered debt of the issuer; therefore, the liquidation preference, which approximates fair value of the MRPS, is recorded as a liability in the Statements of Assets and Liabilities net of deferred offering costs. The MRPS are categorized as Level 2 within the fair value hierarchy.

Holders of MRPS are entitled to receive monthly cumulative cash dividends payable on the first business day of each month. The MRPS currently are rated “AA” by Fitch Ratings, Inc. (“Fitch”). If on the first day of a monthly dividend period the MRPS of any class are rated lower than “A” by Fitch (or lower than the equivalent of such rating by any other rating agency providing a rating pursuant to the request of the Fund), the dividend rate for such period shall be increased by 0.5%, 2.0% or 4.0% according to an agreed upon schedule. The MRPS’ dividend rate is also subject to increase during periods when the Fund has not made timely payments to MRPS holders and/or the MRPS do not have a current credit rating, subject to various terms conditions. Dividends accrued and paid to the shareholders of MRPS are included in “Interest expense and amortization of offering costs on Mandatory Redeemable Preferred Shares” with the Statement of Operations.

The MRPS rank junior to the Fund’s borrowings under the SSB Agreement and senior to the Fund’s outstanding common stock. The Fund may, at its option, subject to various terms and conditions, redeem the MRPS, in whole or in part, at the liquidation preference amount plus all accumulated but unpaid dividends, plus a make whole premium equal to the discounted value of the remaining scheduled payments. Each class of MRPS is subject to mandatory redemption on the term redemption date specified in the table above. Periodically, the Fund is subject to an overcollateralization test based on applicable rating agency criteria (the “OC Test”) and an asset coverage test with respect to its outstanding senior securities (the “AC Test”). The Fund may be required to redeem MRPS before their term redemption date if it does not comply with one or both tests. So long as any MRPS are outstanding, the Fund may not declare, pay or set aside for payment cash dividends or other distributions on shares of its common stock unless (1) the Fund has satisfied the OC Test on at least one testing date in the preceding 65 days, (2) immediately after such transaction, the Fund would comply with the AC Test, (3) full cumulative dividends on the MRPS due on or prior to the date of such transaction have been declared and paid and (4) the Fund has redeemed all MRPS required to have been redeemed on such date or has deposited funds sufficient for such redemption, subject to certain grace periods and exceptions.

Except as otherwise required pursuant to the Fund’s governing documents or applicable law, the holders of the MRPS have one vote per share and vote together with the holders of common stock of the Fund as a single class except on matters affecting only the holders of MRPS or the holders of common stock. Pursuant to the 1940 Act, holders of the MRPS have the right to elect at least two trustees of the Fund, voting separately as a class. Except during any time when the Fund has failed to make a dividend or redemption payment in respect of MRPS outstanding, the holders of MRPS have agreed to vote in accordance with the recommendation of the board of trustees on any matter submitted to them for their vote or to the vote of shareholders of the Fund generally.

Note 4 – Fair Value Measurement

Various inputs are used to determine the value of the Fund’s investments. These inputs are categorized into three broad levels as follows:

●	Level 1 – Prices are determined using inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange) for identical assets.

●	Level 2 – Prices are determined using significant observable market inputs other than unadjusted quoted prices, including quoted prices of similar securities, fair value adjustments to quoted foreign securities, interest rates, credit risk, prepayment speeds, and other relevant data.

●	Level 3 – Prices reflect unobservable market inputs (including the Fund’s own judgments about assumptions market participants would use in determining fair value) when observable inputs are unavailable.

Debt securities are valued based upon evaluated prices received from an independent pricing service or from a dealer or broker who makes markets in such securities. Pricing services utilize various observable market data and as such, debt securities are generally categorized as Level 2. The levels are not necessarily an indication of the risk or liquidity of the Fund’s investments. Transfers between the levels for investment securities or other financial instruments are measured at the end of the reporting period.

The following is a summary of the inputs used in valuing the Fund’s holdings at fair value:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Corporate Bonds	$—	$408,199,707	$—	$408,199,707
Convertible Bonds	—	304,385,260	—	304,385,260
U.S. Government and Agency Securities	—	5,341,373	—	5,341,373
Bank Loans	—	12,057,898	—	12,057,898
Synthetic Convertible Securities (Corporate Bonds)	—	57,259,367	—	57,259,367
Synthetic Convertible Securities (U.S. Government and Agency Security)	—	748,755	—	748,755
Synthetic Convertible Securities (Purchased Options)	10,235,588	—	—	10,235,588
Convertible Preferred Stocks	108,878,485	31,510,898	—	140,389,383
Common Stocks U.S.	1,799,109,187	16,480,020	—	1,815,589,207
Common Stocks Foreign	—	24,199,368	—	24,199,368
Rights	—	205,640	—	205,640
Warrants	2,186,978	1,839,343	—	4,026,321
Exchange-Traded Funds	73,016,962	—	—	73,016,962
Purchased Options	5,325,683	—	—	5,325,683
Short Term Investments	128,873,930	—	—	128,873,930
TOTAL	$2,127,626,813	$862,227,629	$—	$2,989,854,442
Liabilities:
Written Options	$95,160	$—	$—	$95,160
TOTAL	$95,160	$—	$—	$95,160

ITEM 2. CONTROLS AND PROCEDURES.

a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certification of Principal Executive Officer.

(b) Certification of Principal Financial Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Strategic Total Return Fund

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	March 8, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Strategic Total Return Fund

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	March 8, 2018

By:	/s/ Curtis Holloway
Name:	Curtis Holloway
Title:	Principal Financial Officer
Date:	March 8, 2018